Regulatory Matters - Risk-Based Capital Ratios (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Ratio		11.50%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 62,000,000
Tier 1 capital (to risk-weighted assets), Actual, Ratio		9.50%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%
Leverage capital, Actual, Ratio		8.50%
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%
Sun Bancorp, Inc. [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Amount	$ 354,078	$ 328,575
Total risk-based capital (to risk-weighted assets), Actual, Ratio	21.63%	21.04%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 130,929,000	$ 124,914,000
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 141,157,000
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Ratio	8.625%
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Amount	$ 262,386	$ 219,939
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Ratio	16.03%	14.09%
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Amount	$ 73,647,000	$ 70,264,000
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 common equity capital ratio (to risk-weighed assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 83,876,000
Tier 1 common equity capital ratio (to risk-weighed assets), Minimum Capital Requirement with Conservation Buffer, Ratio	5.125%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 309,910	$ 274,928
Tier 1 capital (to risk-weighted assets), Actual, Ratio	18.94%	17.61%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 98,196,000	$ 93,685,000
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 108,425,000
Tier 1 capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Ratio	6.625%
Leverage capital, Actual, Amount	$ 309,910	$ 274,928
Leverage capital, Actual, Ratio	14.57%	12.19%
Leverage capital, For Capital Adequacy Purposes, Amount	$ 85,092,000	$ 90,203,000
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Sun National Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based capital (to risk-weighted assets), Actual, Amount	$ 324,196	$ 297,735
Total risk-based capital (to risk-weighted assets), Actual, Ratio	19.85%	19.11%
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 130,664,000	$ 124,649,000
Total risk-based capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 140,872,000
Total risk-based capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Ratio	8.625%
Total risk-based capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 163,330,000	$ 155,811,000
Total risk-based capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Amount	$ 308,043	$ 279,100
Tier 1 common equity capital ratio (to risk-weighed assets), Actual, Ratio	18.86%	17.91%
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Amount	$ 73,498,000	$ 70,115,000
Tier 1 common equity capital ratio (to risk-weighed assets), For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Tier 1 common equity capital ratio (to risk-weighed assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 83,707,000
Tier 1 common equity capital ratio (to risk-weighed assets), Minimum Capital Requirement with Conservation Buffer, Ratio	5.125%
Tier 1 common equity capital ratio (to risk-weighed assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 106,164,000	$ 101,277,000
Tier 1 common equity capital ratio (to risk-weighed assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Tier 1 capital (to risk-weighted assets), Actual, Amount	$ 308,043	$ 279,100
Tier 1 capital (to risk-weighted assets), Actual, Ratio	18.86%	17.91%
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Amount	$ 97,998,000	$ 93,487,000
Tier 1 capital (to risk-weighted assets), For Capital Adequacy Purposes, Ratio	6.00%	6.00%
Tier 1 capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Amount	$ 108,206,000
Tier 1 capital (to risk-weighted assets), Minimum Capital Requirement with Conservation Buffer, Ratio	6.625%
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 130,664,000	$ 124,648,000
Tier 1 capital (to risk-weighted assets), To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Leverage capital, Actual, Amount	$ 308,043	$ 279,100
Leverage capital, Actual, Ratio	14.50%	12.39%
Leverage capital, For Capital Adequacy Purposes, Amount	$ 84,959,000	$ 90,069,000
Leverage capital, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Leverage capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 106,199,000	$ 112,587,000
Leverage capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%